NUVEEN STRATEGY GROWTH ALLOCATION FUND

SUPPLEMENT DATED MARCH 2, 2012

TO THE SUMMARY PROSPECTUS DATED DECEMBER 16, 2011

1.	The table at the end of “Principal Investment Strategies” is deleted in its entirety and replaced with the following table:

	Target Allocation	Allocation Range
Equity Funds	72%	45-90%
Fixed Income Funds	15%	0-55%
Absolute Return Funds	9%	0-20%
Other Securities*	4%	0-10%
Cash Equivalents	0%	0-35%
*	Includes ETFs, closed-end investment companies, other non-money market investment companies not affiliated with the fund, and securities that provide the fund with exposure to the performance of commodities.

2.	Previously, the fund used the Dow Jones Moderate U.S. Portfolio Index as a benchmark. Going forward, the fund’s performance will be compared to the Morningstar Moderately Aggressive Target Risk Index because it more closely reflects the fund’s investment universe. As a result, the table at the end of “Fund Performance” is deleted in its entirety and replaced with the following table:

		Average Annual Total Returns for the Periods Ended December 31, 2010
	Inception Date	1 Year	5 Years	10 Years	Since Inception (Class A, Class B, Class C, and Class I)
Class A (return before taxes)	9/24/01	5.93%	2.88%	N/A	5.32%
Class B (return before taxes)	9/24/01	6.50%	3.13%	N/A	5.21%
Class C (return before taxes)	9/24/01	11.55%	3.31%	N/A	5.22%
Class R3 (return before taxes)	10/1/96	12.06%	3.83%	3.04%	N/A
Class R3 (return after taxes on distributions)		11.44%	3.05%	2.29%	N/A
Class R3 (return after taxes on distributions and sale of fund shares)		8.01%	3.01%	2.27%	N/A
Class I (return before taxes)	9/24/01	12.64%	4.35%	N/A	6.25%
Morningstar Moderately Aggressive Target Risk Index (reflects no deduction for fees, expenses or taxes)		14.92%	5.13%	5.37%	8.11%
Dow Jones Moderate U.S. Portfolio Index (reflects no deduction for fees, expenses or taxes)		15.23%	4.78%	5.16%	6.91%
Lipper Mixed-Asset Target Allocation Growth Classification Average (reflects no deduction for taxes or certain expenses)		12.84%	3.37%	3.23%	5.33%

PLEASE KEEP THIS WITH YOUR

FUND’S SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

MGN-SGAS-0312P